OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                          Pioneer Cash Reserves Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2003 through December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

        PIONEER
                             -----------------------
                                  CASH RESERVES
                                      FUND

                                     Annual
                                     Report

                                    12/31/03

                                 [LOGO] PIONEER
                                        Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    4
Schedule of Investments                            7
Financial Statements                              12
Notes to Financial Statements                     20
Report of Independent Auditors                    25
Trustees, Officers and Service Providers          27
Retirement Plans from Pioneer                     34
Programs and Services for Pioneer Shareowners     36

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/03
--------------------------------------------------------------------------------

Dear Shareowner,

The nation's stock markets snapped back dramatically last year, following a prolonged period of weakness. As it became clear that the war would not be a long-term economic burden and that the U.S. economy was expanding at a convincing pace, investors left safer havens like Treasury securities to seek better returns elsewhere. The result was a powerful uptrend that began in March and was intact at year-end.

Led by smaller-capitalization issues, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise for the first time since 1999. Technology issues were the biggest beneficiaries, as positive economic data suggested that increased capital outlays were imminent. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Overseas, emerging market equities were standout performers as bonds and stocks advanced in many global markets, thanks in part to currency gains versus the sagging U.S. dollar.

Here at home, strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at 8.2% in the third quarter. A striking increase in worker productivity provided a boost to corporate profits and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern as the new year began.

Markets may segment

Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments

You may have read or seen media reports alleging failure by some mutual fund companies to comply with various industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We recognize and share with the investing public and our industry the concerns raised by these matters. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures are designed to detect activities that are inconsistent with these policies.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                          64.2%
Temporary Cash Investments                    16.1%
U.S. Government & Agency Obligations          19.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

  1.    Federal Home Loan Bank, 1.02%, 7/16/04                     8.97%
  2.    J.P. Morgan Chase & Co., Inc., 5.75%, 2/25/04              6.55
  3.    Paccar Financial Corp., 1.38%, 2/17/04                     5.92
  4.    Federal Home Loan Bank, Floating Rate, 1/02/04             5.27
  5.    Freddie Mac, 5.00%, 1/15/04                                5.16
  6.    Abbey National Treasury Services, Floating Rate, 4/02/04   4.06
  7.    National Rural Utilities Co., 5.25%, 7/15/04               3.92
  8.    Associates Corp., Floating Rate, 6/25/04                   3.82
  9.    American General Finance Corp., 1.77%, 3/08/04             3.67
 10.    Bank One Corp., Floating Rate, 5/12/04                     3.63

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/03
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value per Share     12/31/03    12/31/02
 Class A Shares                $1.00       $1.00
 Class B Shares                $1.00       $1.00
 Class C Shares                $1.00       $1.00
                               12/31/03    4/1/03***
 Class R Shares                $1.00       $1.00

Distributions
--------------------------------------------------------------------------------

Per Share             Income      Short-Term      Long-Term
(1/1/03 - 12/31/03)   Dividends   Capital Gains   Capital Gains
 Class A Shares       $0.00259    $   -           $   -
 Class B Shares        0.00049        -               -
 Class C Shares        0.00049        -               -
 (4/1/03 - 12/31/03)
 Class R Shares        0.00014        -               -

 Yields*
--------------------------------------------------------------------------------

                   7-Day Annualized   7-Day Effective**
 Class A Shares         0.07%              0.07%
 Class B Shares         0.05%              0.05%
 Class C Shares         0.05%              0.05%
 Class R Shares         0.05%              0.05%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Class B -0.82%, Class C -0.93% and Class R 0.01%. Class A share fees and expenses were not subsidized.

***  Class R shares were first publicly offered on April 1, 2003.

     Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     During the period covered by this report, the Fund's investment advisor, Pioneer Investment Management, Inc., waived a portion of its fee or otherwise limited the Fund's expenses, otherwise returns would have been lower. As of the date of this report, Pioneer has agreed not to impose 0.25% of its management fee. This expense limitation is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

     Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03
--------------------------------------------------------------------------------

Short-term interest rates remained exceptionally low throughout 2003, resulting in very low yields on money market instruments. During the 12 months ended December 31, 2003, Pioneer Cash Reserves Fund maintained a $1 share price and provided current income consistent with the low interest rate environment. The Fund invests exclusively in high quality money market instruments issued by the U.S. government and domestic corporations and banks. All issues have the highest ratings from the two leading nationally recognized rating organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected the Fund's performance over the past year. Mr. Feltus is a member of Pioneer's Fixed Income group, which is responsible for the daily management of the Fund.

Q:   How did the Fund perform during 2003?

A: For the 12 months ended December 31, 2003, the Fund's Class A A: shares had a return of 0.26%, while Class B and Class C shares each had a return of 0.05%. All returns were at net asset value. On December 31, 2003, the seven-day effective yield on Class A shares was 0.07%.

Q:   What factors affected the Fund's performance?

A: In an effort to stimulate economic growth, the U.S. Federal A: Reserve maintained an accommodative monetary policy throughout 2003. The nation's central bank lowered the Fed Funds Target Rate to just 1.00% on June 25, 2003, and maintained that rate for the remainder of the year. As a result, very little yield was available from the short-term instruments in which the Fund invests.

     In that environment, we kept the Fund's maturity relatively long to protect income as much as possible. At the end of the fiscal year, on December 31, 2003, the Fund's effective duration was 61 days, up from 55 days at the start of the period one year earlier. Of course, we maintained our commitment to invest only in very high-quality instruments.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: How long are short-term interest rates likely to remain at their low levels?

A:   The key factor is the Federal Reserve Board's policy, and that is A:
     linked to the health of the economy, the strength of the dollar and its impact on the bond market, and even the upcoming presidential elections. The economy, as measured by gross domestic product (GDP), grew at an exceptionally robust 8.2% in the third quarter of 2003, and it appears that the nation's employment picture finally is beginning to show signs of improvement. As a consequence, the Federal Reserve has changed its outlook from one including the possibility of deflation in a slowing economy to one that is "balanced" between concerns about stimulating economic growth on one side and the possibility of a return of inflation on the other. Once the Fed is persuaded that the economy is continuing to grow at a brisk rate, it is likely to begin raising short-term interest rates. We believe that the economy will continue to expand and that the Fed is likely to act sometime in 2004.

     Another factor that could influence the Fed to move more quickly is the exchange value of the dollar. The U.S. dollar has been very weak on international currency exchanges. Thus far, the weakness has not hurt the bond market. However, if the dollar continues to weaken and investors start avoiding U.S. Treasuries, the Fed may decide to raise short-term rates to protect the dollar and the bond market.

     The final factor is the presidential elections. The Federal Reserve Board normally does not want to appear to be trying to influence presidential elections by making changes in monetary policy very close to Election Day. As a result, the Fed may be constrained from making any dramatic moves as Election Day approaches in November.

     Given all those factors, we think that the most likely scenario is that the Federal Reserve may raise rates by one-quarter of one percentage point by early summer, with the possibility of another one-quarter of a percentage point increase sometime in the third quarter.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/03                           (continued)
--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: As the potential for higher short-term interest rates increases, we A: are likely to begin shortening the Fund's effective duration to give the Fund the flexibility to invest in higher-coupon securities as they are issued. We believe interest rates definitely have bottomed, but it remains to be seen when they will start increasing again and give the Fund the opportunity to increase its yield.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03
--------------------------------------------------------------------------------

  Principal
    Amount                                                               Value
              CORPORATE BONDS - 63.0%
              Materials - 0.7%
              Commodity Chemicals - 0.7%
$1,000,000    E.I. Dupont de Nemours, 8.125%, 3/15/04             $  1,014,177
 1,025,000    E.I. Dupont de Nemours, 6.75%, 10/15/04             $  1,067,703
                                                                  ------------
              Total Materials                                     $  2,081,880
                                                                  ------------
              Capital Goods - 0.5%
              Industrial Conglomerates - 0.5%
 1,675,000    Tennessee Valley Authority, 4.75%, 7/15/04          $  1,706,333
                                                                  ------------
              Total Capital Goods                                 $  1,706,333
                                                                  ------------
              Food & Drug Retailing - 1.6%
              Hypermarkets & Supercenters - 1.6%
   615,000    Wal-Mart Stores, Inc., 6.55%, 8/10/04               $    634,251
 4,518,000    Wal-Mart Stores, Inc., 7.50%, 5/15/04                  4,624,519
                                                                  ------------
                                                                  $  5,258,770
                                                                  ------------
              Total Food & Drug Retailing                         $  5,258,770
                                                                  ------------
              Food, Beverage & Tobacco - 1.0%
              Soft Drinks - 1.0%
 3,000,000    Pepsico, Inc., 4.5%, 9/15/04                        $  3,064,802
                                                                  ------------
              Total Food, Beverage & Tobacco                      $  3,064,802
                                                                  ------------
              Pharmaceuticals & Biotechnology - 0.7%
              Pharmaceuticals - 0.7%
 2,100,000    Abbott Labratories, 5.125%, 7/1/04                  $  2,141,034
                                                                  ------------
              Total Pharmaceuticals & Biotechnology               $  2,141,034
                                                                  ------------
              Banks - 18.8%
              Diversified Banks - 18.8%
 4,550,000    Abbey National Treasury, 7.375%, 8/4/04             $  4,709,995
10,641,000    Abbey National Treasury, Floating Rate, 4/2/04        10,640,641
   600,000    Bank of America, 5.75%, 3/1/04                           604,519
   400,000    Bank of America, 6.125%, 7/15/04                         410,181
 2,125,000    Bank of America, Floating Rate, 5/3/04                 2,127,172
 9,500,000    Bank One Corp., Floating Rate, 5/12/04                 9,507,451
 8,025,000    Bank One Corp., Floating Rate, 5/7/04                  8,034,040
   700,000    First USA Bank, Floating Rate, 7/21/04                   700,827
 3,500,000    The Money Store, 8.375%, 4/15/04                       3,572,493

The accompanying notes are an integral part of these financial statements.    7

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------

  Principal
    Amount                                                                Value
              Diversified Banks - (continued)
$3,835,000    UBS Jersey, 6.25%, 1/6/04                            $  3,837,609
 4,580,000    Wachovia Corp., 6.7%, 6/21/04                           4,697,807
 2,250,000    Wachovia Corp. (First Union), 6.625%, 6/15/04           2,304,655
 7,350,000    Wells Fargo & Co., 7.2%, 4/1/04                         7,458,381
 1,200,000    Wells Fargo Financial, 5.45%, 5/3/04                    1,217,158
                                                                   ------------
                                                                   $ 59,822,929
                                                                   ------------
              Total Banks                                          $ 59,822,929
                                                                   ------------
              Diversified Financials - 32.0%
              Consumer Finance - 5.4%
 1,000,000    American Express, 6.75%, 6/23/04                     $  1,026,984
 4,000,000    American Express, Floating Rate, 4/5/04                 4,000,000
 2,000,000    American General Finance, 5.85%, 2/26/04                2,013,867
10,052,000    National Rural Utilities, 5.25%, 7/15/04               10,266,170
                                                                   ------------
                                                                   $ 17,307,021
                                                                   ------------
              Diversified Capital Markets - 0.8%
 2,500,000    Paine Webber Group, 7.015%, 2/10/04                  $  2,515,980
                                                                   ------------
              Investment Banking & Brokerage - 10.7%
 3,750,000    J.P. Morgan Chase, 5.69%, 2/10/04                    $  3,767,642
17,050,000    J.P. Morgan Chase & Co., Inc., 5.75%, 2/25/04          17,160,538
 2,500,000    Merrill Lynch, Floating Rate, 1/14/04                   2,500,189
 1,250,000    Merrill Lynch, Floating Rate, 1/29/04                   1,250,289
 5,000,000    Merrill Lynch, Floating Rate, 3/15/04                   5,003,064
   585,000    Merrill Lynch, Floating Rate, 3/31/04                     590,265
 3,200,000    Merrill Lynch, Floating Rate, 5/21/04                   3,204,244
   500,000    Merrill Lynch, Floating Rate, 11/11/04                    500,000
                                                                   ------------
                                                                   $ 33,976,231
                                                                   ------------
              Diversified Financial Services - 15.1%
   865,000    Associates Corp., 5.5%, 2/15/04                      $    869,317
 1,800,000    Associates Corp., 6.44%, 1/15/04                        1,803,620
10,000,000    Associates Corp., Floating Rate, 6/25/04               10,000,000
 5,000,000    General Electric Capital Corp., 5.75%, 4/6/04           5,056,740
 1,000,000    General Electric Capital Corp., 7.375%, 4/14/04         1,017,493
 2,000,000    General Electric Capital Corp., 8.09%, 4/1/04           2,033,916
 9,500,000    General Electric Capital Corp., Floating Rate,
              9/16/04                                                 9,506,053

8    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
    Amount                                                               Value
              Diversified Financial Services - (continued)
$  550,000    General Electric Capital Corp., Floating Rate,
              5/20/04                                             $    550,275
   250,000    General Electric Capital Corp., Floating Rate,
              3/25/04                                                  250,033
15,500,000    PACCAR Financial Corp., 1.38%, 2/17/04                15,502,011
 1,600,000    Salomon Smith Barney Holdings, Floating Rate,
              5/4/04                                                 1,602,008
                                                                  ------------
                                                                  $ 48,191,466
                                                                  ------------
              Total Diversified Financials                        $101,990,698
                                                                  ------------
              Insurance - 4.4%
              Multi-Line Insurance - 4.4%
   500,000    American General Finance Corp., Floating Rate,
              1/9/04                                              $    500,036
 9,600,000    American General Finance Corp., 1.77%, 3/8/04       $  9,606,618
 4,000,000    American General Finance Corp., 5.82%, 4/16/04      $  4,049,977
                                                                  ------------
              Total Insurance                                     $ 14,156,631
                                                                  ------------
              Technology Hardware & Equipment - 1.7%
              Computer Hardware - 1.7%
 2,000,000    IBM Corp., 5.625%, 4/12/04                          $  2,025,171
 2,800,000    IBM Corp., Floating Rate, 9/10/04                      2,803,036
   500,000    IBM Corp., 6.0%, 11/30/04                                520,564
                                                                  ------------
                                                                  $  5,348,771
                                                                  ------------
              Total Technology Hardware & Equipment               $  5,348,771
                                                                  ------------
              Telecommunication Services - 1.6%
              Integrated Telecommunication Services - 1.6%
 5,000,000    Bellsouth Corp., 4.16%, 4/26/04                     $  5,042,846
                                                                  ------------
              Total Telecommunication Services                    $  5,042,846
                                                                  ------------
              TOTAL CORPORATE BONDS
              (Cost $200,614,693)                                 $200,614,694
                                                                  ------------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/03                                   (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.3%
               Government - 19.3%
 $23,500,000   Federal Home Loan Bank, 1.02%, 7/16/04              $ 23,500,000
  13,800,000   Federal Home Loan Bank, Floating Rate, 1/2/04         13,799,974
   5,500,000   Federal National Mortgage Association, 1.5%,
               12/21/04                                               5,500,000
   1,100,000   Frederal Home Loan Mortgage Corp., 3.25%,
               1/15/04                                                1,100,850
   4,000,000   Federal Home Loan Mortgage Corp., 5.25%,
               2/15/04                                                4,019,783
  13,500,000   Freddie Mac, 5.0%, 1/15/04                            13,519,678
                                                                   ------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $61,440,285)                                  $ 61,440,285
                                                                   ------------
               TEMPORARY CASH INVESTMENTS - 15.8%
               Commercial Paper - 11.3%
   5,000,000   Coca Cola Co., 1.03%, 1/4/05                        $  4,992,561
   6,000,000   Equitable Resource, 1.05%, 1/13/04 (144A)              5,997,900
   6,000,000   Knight Ridder, Inc., 1.03%, 1/8/04 (144A)              5,998,798
   4,000,000   National Rural Utilities, 1.04%, 1/26/04               3,997,111
   9,000,000   Pfizer Inc., 1.03%, 1/13/04 (144A)                     8,996,910
   6,000,000   State Street Corp., 1.05%, 1/7/04                      5,998,950
                                                                   ------------
                                                                   $ 35,982,230
                                                                   ------------
               Repurchase Agreement - 4.5%
  14,400,000   UBS Warburg, Inc., 0.73%, Dated 12/31/03,
               repurchase price of $14,400,000 plus accrued
               interest on 1/2/04 collateralized by $13,600,000
               U.S. Treasury Bill, 6.75%, 5/15/05.                 $ 14,400,000
                                                                   ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $50,382,231)                                  $ 50,382,230
                                                                   ------------
               TOTAL INVESTMENT IN SECURITIES - 98.1%
               (Cost $312,437,209)(a)(b)(c)                        $312,437,209
                                                                   ------------
               OTHER ASSETS AND LIABILITIES - 1.9%                 $  6,099,028
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $318,536,237
                                                                   ------------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 (144A)  Security is exempt from registration under Rule 144A of the Securities act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2003, the value of these securities amounted to
        $20,993,608, or 6.6% of total net assets.

 (a)    At December 31, 2003, the Fund had a net capital loss carryforward of $84,385, which will expire in 2010, if not utilized.

 (b)    The Fund has elected to deter $1,103 of capital losses recognized between November 1,
        2003 and December 31, 2003, to its fiscal year ending December 31, 2004.

 (c)    At December 31, 2003, the net unrealized gain on investments, based on cost for federal income tax purposes of $312,437,209, was as follows:

        Aggregate gross unrealized gain for all investments in which there is
               an excess of value over tax cost                                           $           -
        Aggregate gross unrealized loss for all investments in which there is
               an excess of tax cost over value                                                       -
                                                                                          -------------
        Net unrealized gain                                                               $           -
                                                                                          -------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/03
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $312,437,209)            $312,437,209
  Cash                                                           1,720
  Receivables -
     Investment securities sold                              4,903,961
     Fund shares sold                                        1,375,713
     Interest                                                2,774,373
  Other                                                         19,192
                                                          ------------
       Total assets                                       $321,512,168
                                                          ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                              $  2,476,536
  Due to affiliates                                            351,189
  Accrued expenses                                             148,206
                                                          ------------
       Total liabilities                                  $  2,975,931
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $318,621,725
  Accumulated net realized loss on investments                 (85,488)
                                                          ------------
       Total net assets                                   $318,536,237
                                                          ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $227,052,030/227,197,336 shares)      $       1.00
                                                          ------------
  Class B (based on $59,058,577/59,023,893 shares)        $       1.00
                                                          ------------
  Class C (based on $32,216,276/32,205,368 shares)        $       1.00
                                                          ------------
  Class R (based on $209,354/209,356 shares)              $       1.00
                                                          ------------
MAXIMUM OFFERING PRICE:
  Class C ($1.00 [divided by] 99.0%)                      $       1.01
                                                          ------------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/03

INVESTMENT INCOME:
  Interest                                                              $  5,196,581
                                                                        ------------
EXPENSES:
  Management fees                                         $1,652,219
  Transfer agent fees
     Class A                                               1,073,068
     Class B                                                 302,095
     Class C                                                 155,243
     Class R                                                      18
  Distribution fees
     Class A                                                 387,124
     Class B                                                 890,531
     Class C                                                 474,741
     Class R                                                      45
  Administrative fees                                        115,309
  Custodian fees                                              35,964
  Registration fees                                          258,347
  Professional fees                                           60,983
  Printing                                                    40,205
  Fees and expenses of nonaffiliated trustees                 14,847
  Miscellaneous                                               18,494
                                                          ----------
  Total expenses                                                        $  5,479,233
                                                                        ------------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                      (1,072,020)
     Less fees paid indirectly                                               (13,166)
                                                                        ------------
     Net expenses                                                       $  4,394,047
                                                                        ------------
       Net investment income                                            $    802,534
                                                                        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      $      9,650
                                                                        ------------
  Net increase in net assets resulting from operations                  $    812,184
                                                                        ------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/03 and 12/31/02

                                                             Year Ended          Year Ended
                                                              12/31/03            12/31/02
FROM OPERATIONS:
Net investment income                                     $     802,534      $      4,089,522
Net realized gain (loss) on investments                           9,650               (94,499)
                                                          --------------     ----------------
  Net increase in net assets resulting
     from operations                                      $     812,184      $      3,995,023
                                                          --------------     ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.003 and $0.012 per share, respectively)     $    (734,229)     $     (3,760,450)
  Class B ($0.001 and $0.003 per share, respectively)           (44,501)             (240,082)
  Class C ($0.001 and $0.003 per share, respectively)           (23,800)              (88,990)
  Class R ($0.000 and $0.00 per share, respectively)                 (4)                    -
                                                          ----------------   ----------------
     Total distributions to shareowners                   $    (802,534)     $     (4,089,522)
                                                          ---------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 859,428,172      $    967,020,098
Reinvestment of distributions                                   729,144             2,902,258
Cost of shares repurchased                                 (929,025,699)       (1,149,259,184)
                                                          ---------------    ----------------
  Net decrease in net assets resulting from fund
     share transactions                                   $ (68,868,383)     $   (179,336,828)
                                                          ---------------    ----------------
  Net decrease in net assets                              $ (68,858,733)     $   (179,431,327)
                                                          ---------------    ----------------
NET ASSETS:
Beginning of year                                           387,394,970           566,826,297
                                                          ---------------    ----------------
End of year                                               $ 318,536,237      $    387,394,970
                                                          ---------------    ----------------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
For the Years Ended 12/31/03 and 12/31/02

                                '03 Shares        '03 Amount        '02 Shares        '02 Amount
CLASS A
Shares sold                         593,892,186    $  593,901,520       706,641,011    $  706,641,011
Reinvestment of distributions           670,609           670,609         2,610,516         2,610,516
Less shares repurchased            (636,385,479)     (636,385,479)     (934,178,276)     (934,178,276)
                                   ------------    --------------      ------------    --------------
  Net decrease                      (41,822,684)   $  (41,813,350)     (224,926,749)   $ (224,926,749)
                                   ------------    --------------      ------------    --------------
CLASS B
Shares sold                         116,792,205    $  116,792,205       158,444,018    $  158,444,018
Reinvestment of distributions            38,700            38,700           213,845           213,845
Less shares repurchased            (142,675,843)     (142,675,843)     (129,585,855)     (129,585,855)
                                   ------------    --------------      ------------    --------------
  Net increase (decrease)           (25,844,938)   $  (25,844,938)       29,072,008    $   29,072,008
                                   ------------    --------------      ------------    --------------
CLASS C
Shares sold                         147,936,804    $  147,936,804       101,935,069    $  101,935,069
Reinvestment of distributions            19,832            19,832            77,897            77,897
Less shares repurchased            (149,376,088)     (149,376,088)      (85,495,053)      (85,495,053)
                                   ------------    --------------      ------------    --------------
  Net increase (decrease)            (1,419,452)   $   (1,419,452)       16,517,913    $   16,517,913
                                   ------------    --------------      ------------    --------------
CLASS R (a)
Shares sold                             797,643    $      797,643
Reinvestment of distributions                 3                 3
Less shares repurchased                (588,289)         (588,289)
                                   ------------    --------------
  Net increase                          209,357    $      209,357
                                   ------------    --------------

(a)  Class R shares were first publicly offered April 1, 2003.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended   Year Ended
                                                                    12/31/03     12/31/02
CLASS A
Net asset value, beginning of period                                $   1.00     $   1.00
                                                                    --------     --------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.003     $   0.01
                                                                    --------     --------
Distributions to shareowners:
 Net investment income                                                (0.003)       (0.01)
                                                                    --------     --------
Net asset value, end of period                                      $   1.00     $   1.00
                                                                    --------     --------
Total return*                                                           0.26%        1.15%
Ratio of net expenses to average net assets+                            1.00%        0.76%
Ratio of net investment income to average net assets+                   0.26%        1.18%
Net assets, end of period (in thousands)                            $227,052     $268,861
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                           1.06%        0.93%
 Net investment income                                                  0.20%        1.01%
Ratios with waiver of management fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                           0.99%        0.75%
 Net investment income                                                  0.27%        1.19%

                                                                   Year Ended   Year Ended   Year Ended
                                                                    12/31/01     12/31/00     12/31/99
CLASS A
Net asset value, beginning of period                                $   1.00     $   1.00     $   1.00
                                                                    --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                              $   0.03     $   0.05     $   0.04
                                                                    --------     --------     --------
Distributions to shareowners:
 Net investment income                                                 (0.03)       (0.05)       (0.04)
                                                                    --------     --------     --------
Net asset value, end of period                                      $   1.00     $   1.00     $   1.00
                                                                    --------     --------     --------
Total return*                                                           3.29%        5.53%        4.23%
Ratio of net expenses to average net assets+                            0.93%        1.02%        1.01%
Ratio of net investment income to average net assets+                   2.89%        5.36%        4.11%
Net assets, end of period (in thousands)                            $493,871     $242,861     $287,126
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                           0.94%        1.02%        1.01%
 Net investment income                                                  2.88%        5.36%        4.11%
Ratios with waiver of management fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                           0.89%        0.94%        0.95%
 Net investment income                                                  2.93%        5.44%        4.17%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/03    12/31/02     12/31/01     12/31/00     12/31/99
CLASS B
Net asset value, beginning of period                            $  1.00     $   1.00     $  1.00      $  1.00      $  1.00
                                                                -------     --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.001     $  0.003     $  0.02      $  0.05      $  0.03
                                                                -------     --------     -------      -------      -------
Distributions to shareowners:
 Net investment income                                           (0.001)      (0.003)      (0.02)       (0.05)       (0.03)
                                                                -------     --------     -------      -------      -------
Net asset value, end of period                                  $  1.00     $   1.00     $  1.00      $  1.00      $  1.00
                                                                -------     --------     -------      -------      -------
Total return*                                                      0.05%        0.33%       2.42%        4.64%        3.36%
Ratio of net expenses to average net assets+                       1.21%        1.59%       1.79%        1.86%        1.83%
Ratio of net investment income to average net assets+              0.05%        0.31%       2.08%        4.49%        3.33%
Net assets, end of period (in thousands)                        $59,059     $ 84,901     $55,837      $34,693      $67,184
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.87%        1.81%       1.79%        1.86%        1.83%
 Net investment income (loss)                                     (0.61)%       0.09%       2.08%        4.49%        3.33%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                      1.21%        1.58%       1.77%        1.80%        1.81%
 Net investment income                                             0.05%        0.32%       2.10%        4.55%        3.36%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                                 12/31/03    12/31/02     12/31/01     12/31/00     12/31/99
CLASS C
Net asset value, beginning of period                             $  1.00     $   1.00     $  1.00      $  1.00      $  1.00
                                                                 -------     --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                           $ 0.001     $  0.003     $  0.02      $  0.04      $  0.03
                                                                 -------     --------     -------      -------      -------
Distributions to shareowners:
 Net investment income                                            (0.001)      (0.003)      (0.02)       (0.04)       (0.03)
                                                                 -------     --------     -------      -------      -------
Net asset value, end of period                                   $  1.00     $   1.00     $  1.00      $  1.00      $  1.00
                                                                 -------     --------     -------      -------      -------
Total return*                                                       0.05%        0.28%       2.33%        4.54%        3.34%
Ratio of net expenses to average net assets+                        1.19%        1.64%       1.90%        2.00%        1.76%
Ratio of net investment income (loss) to average net assets+        0.05%        0.27%       2.09%        4.27%        3.41%
Net assets, end of period (in thousands)                         $32,216     $ 33,633     $17,118      $11,195      $16,968
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       1.86%        1.88%       1.91%        2.00%        1.76%
 Net investment income (loss)                                      (0.62)%       0.02%       2.08%        4.27%        3.41%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                       1.19%        1.62%       1.87%        1.87%        1.72%
 Net investment income                                              0.05%        0.28%       2.12%        4.40%        3.45%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      4/1/03
                                                                        to
                                                                     12/31/03
CLASS R (a)
Net asset value, beginning of period                                $   1.00
                                                                    --------
Increase (decrease) from investment operations:
  Net investment income                                             $   0.00(b)
Distributions to shareowners:
  Net investment income                                                (0.00)(b)
                                                                    --------
Net asset value, end of period                                      $   1.00
                                                                    --------
Total return*                                                           0.01%
Ratio of net expenses to average net assets+                            0.91%**
Ratio of net investment income to average net assets+                   0.03%**
Net assets, end of period (in thousands)                            $    209
Ratios with no waiver of management fees and assumptions of
  expenses by PIM and no reductions for fees paid indirectly:
  Net expenses                                                          0.99%**
  Net investment loss                                                  (0.05)%**
Ratios with waiver of management fees and assumptions of
  expenses by PIM and reductions for fees paid indirectly:
  Net expenses                                                          0.91%**
  Net investment income                                                 0.03%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than 0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the years ended December 31, 2003 and 2002, were as follows:

-------------------------------------------------------------------------------
                                   2003           2002
                               -----------   -------------
  Distributions paid from:
  Ordinary income              $802,534      $4,089,522
  Long-term capital gain              -               -
                               --------      ----------
  Total                        $802,534      $4,089,522
                               --------      ----------

-------------------------------------------------------------------------------

     The following shows components of accumulated losses on a fed eral income tax basis at December 31, 2003.

-----------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                        2003
                                    ------------
  Undistributed ordinary income     $      -
  Capital Loss Carryforward          (84,385)
  Unrealized Appreciation
                                    --------
  Total                             $(84,385)
                                    --------

-------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
-------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2003, $31,636 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Effective April 22, 2002, PIM has agreed not to impose 0.25% of its management fee. In the future, if necessary, PIM may further limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Any such waiver or limitation would be applied to the same extent to each class of shares. These expense limitation policies are voluntary and temporary and maybe revised or terminated by PIM at any time without notice.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $194,123 in transfer agent fees payable to PIMSS at December 31, 2003.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B, and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $125,430 in distribution fees payable to PFD at December 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/03                             (continued)
-------------------------------------------------------------------------------

are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2003, CDSCs in the amount of $622,167 were paid to PFD.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2003, the Fund's expenses were reduced by $13,166 under such arrangements.

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Cash Reserves Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Cash Reserves Fund (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
February 17, 2004

-------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

      U.S. Equity                               Fixed Income
      Pioneer Fund                              Pioneer America Income Trust
      Pioneer Balanced Fund                     Pioneer Bond Fund
      Pioneer Equity Income Fund                Pioneer Global High Yield Fund
      Pioneer Growth Shares                     Pioneer High Yield Fund
      Pioneer Mid Cap Growth Fund               Pioneer Strategic Income Fund
      Pioneer Mid Cap Value Fund                Pioneer Tax Free Income Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund+
      Pioneer Stable Value Fund                 Money Market
      Pioneer Small Cap Value Fund              Pioneer Cash Reserves Fund*
      Pioneer Small Company Fund
      Pioneer Value Fund


      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Fund
      Pioneer Europe Select Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund

+    Formerly Pioneer Core Equity Fund. Name change effective 12/11/03.
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Cash Reserves Fund
-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Auditors
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 51 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

INTERESTED TRUSTEES


Name and Age                   Positions Held With the Fund   Term of Office and Length of Service
John F. Cogan, Jr. (77)*       Chairman of the Board,         Since 1987.
                               Trustee and President          Serves until a successor trustee is
                                                              elected or earlier retirement or removal.

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**          Trustee and                    Since June 2003.
                               Executive Vice President       Serves until a successor trustee is
                                                              elected or earlier retirement or removal.


**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Fund   Term of Office and Length of Service
Mary K. Bush (55)              Trustee                        Since 1997.
3509 Woodbine Street,                                         Serves until a successor trustee is
Chevy Chase, MD 20815                                         elected or earlier retirement or removal.

-------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                        Since 1992.
Boston University Healthcare                                  Serves until a successor trustee is
Entrepreneurship Program,                                     elected or earlier retirement or removal.
53 Bay State Road,
Boston, MA 02215

-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman          Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)
----------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                               (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                             (tobacco)

----------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University

----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Fund   Term of Office and Length of Service
Margaret B.W. Graham (56)       Trustee                        Since 1990.
1001 Sherbrooke Street West,                                   Serves until a successor trustee is
Montreal, Quebec, Canada                                       elected or earlier retirement or removal.
H3A 1G5

--------------------------------------------------------------------------------------------------------
Marguerite A. Piret (55)        Trustee                        Since 1987.
One Boston Place, 28th Floor,                                  Serves until a successor trustee is
Boston, MA 02108                                               elected or earlier retirement or removal.

--------------------------------------------------------------------------------------------------------
Stephen K. West (75)            Trustee                        Since 1993.
125 Broad Street,                                              Serves until a successor trustee is
New York, NY 10004                                             elected or earlier retirement or removal.

--------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                        Since 1987.
One North Adgers Wharf,                                        Serves until a successor trustee is
Charleston, SC 29401                                           elected or earlier retirement or removal.

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                 Positions Held With the Fund   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                      Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary            Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------
David C. Phelan (46)         Assistant Secretary            Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------
Vincent Nave (58)            Treasurer                      Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------
Luis I. Presutti (38)        Assistant Treasurer            Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University

--------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)

--------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)

--------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000

--------------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003

--------------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003

--------------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)

--------------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


Name and Age                  Positions Held With the Fund   Term of Office and Length of Service
Gary Sullivan (45)            Assistant Treasurer            Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer            Serves at the discretion of board.

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002

--------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   14707-00-0204
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Pioneer Cash Reserves
Fund, including fees associated with the annual filings of its Form N-1A, totaled approximately $14,900 in 2003 and approximately $17,700 in 2002.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 and $2,700 for 2003 and 2002, respectively. Additionally, there were fees for tax compliance services in 2002 that totaled approximately $4,100 for the 2001 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
Audit-Related Fees and Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2002 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates as
previously defined, totaled approximately $26,900 	in 2003
and $6,800 in 2002. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Cash Reserves Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 05, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 05, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 05, 2004

* Print the name and title of each signing officer under his or her signature.